AdvisorOne Funds

Horizon Active Asset Allocation Fund

Incorporated herein by reference is the definitive version of the prospectus for the Horizon Active Asset Allocation Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 14, 2012 (SEC Accession No. 0000910472-12-001437).